UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           December 31, 2009
                                               --------------------------------


Check here if Amendment [ ]: Amendment Number:
                                               --------------------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
             ----------------------------
Address:           2 Bloor Street East, Suite 810
             ------------------------------------
                   Toronto, Ontario M4W 1A8
             ------------------------------

Form 13F File Number:            028-13428
                     ---------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Maynard
        ------------------------------
Title:       Chief Financial Officer
        ------------------------------
Phone:       (647) 724-8911
        ------------------------------

Signature, Place and Date of Signing:

      /s/ John Maynard               Toronto, Canada       February 16, 2010
----------------------------        -----------------      -----------------
      [Signature]                      [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------

Form 13F Information Table Entry Total:                      11
                                               ----------------------------

Form 13F Information Table Value Total:                  $118,826
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                        WEST FACE CAPITAL INC.
                                                               FORM 13F
                                                   Quarter Ended December 31, 2009

-----------------------------------------------------------------------------------------------------------------------------------
                          CLASS                    VALUE        SHRS OR    SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                          -----                    -----        -------    ---   ----  ----------   -----     ---------------------
NAME OF ISSUER            TITLE          CUSIP    (X$1,000)     PRN AMT    PRN   CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
--------------            -----          -----    ---------     -------    ---   ----  ----------  --------     ----   ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
AOL INC                    COM         00184X105     3,492       150,000    SH            SOLE                150,000
BANRO CORP          *W EXP 09/17/201   066800111       742     1,000,000    SH            SOLE              1,000,000
BRISTOW GROUP INC          COM         110394103     7,477       194,469    SH            SOLE                194,469
CIT GROUP INC            COM NEW       125581801     4,604       166,753    SH            SOLE                166,753
CORRIENTE RES INC        COM NEW       22027E409     2,435       300,000    SH            SOLE                300,000
ENERGY PARTNERS LTD      COM NEW       29270U303     6,013       703,284    SH            SOLE                703,284
FERRO CORP                 COM         315405100    10,300     1,250,000    SH            SOLE              1,250,000
GOLD RESV INC        NOTE 5.500% 6/1   38068NAB4     7,839    11,361,000   PRN            SOLE                                NONE
GOLD RESV INC              CL A        38068N108     7,085     6,500,000    SH            SOLE              6,500,000
MDS INC                    COM         55269P302    40,931     5,350,500    SH            SOLE              5,350,500
PHI INC                COM NON VTG     69336T205    27,908     1,348,200    SH            SOLE                                NONE